Note 3 - Vessels, Net	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
3.	Vessels, net

The decrease of approximately $15.3 million in the carrying value of our vessels to the amount of $191,672,016 is attributable to the depreciation charge for the six months ended June 30, 2013 of $8,501,893 and  the sale of M/V Anking which had a carrying value at the date of the sale of approximately $6.8 million.  On June 18, 2013 the Company sold for scrap one of the oldest container vessels in its fleet, the M/V Anking, a 950 twenty-foot equivalent unit (“teu”) multipurpose vessel built in 1990 for approximately $3.7 million and incurred a loss of approximately $3.2 million.

.

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2013	307,131,051	(100,196,305)	206,934,746
Sale of a vessel	(12,091,393)	5,330,556	(6,760,837)
Depreciation for the period	-	(8,501,893)	(8,501,893)
Balance, June 30, 2013	295,039,658	(103,367,642)	191,672,016

Vessels with a carrying value of $160,224,679 as of June 30, 2013 are used as collateral under the Company’s loan agreements (see Note 5).